REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Revenue [Abstract]
Disclosure of revenue
	Year ended December 31
	2021	2020	2019
	USD thousands

Programmatic (1)	266,616	161,625	241,464
Performance	75,329	50,295	84,296

	341,945	211,920	325,760